Income Taxes - Difference Between Income Taxes Computed at Statutory Rate and Reported Income Taxes and Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
The Netherlands' income tax at statutory rate	$ 126,488
State and local income taxes, net of national income tax effect	0
Effect of cross-border tax laws	0
Tax credits	0
Change in valuation allowances/valuation allowance	(3,464)
Withholding tax	3,624
Changes in unrecognized tax benefits	21,717
Total income tax expense	$ 65,385	$ 37,556	$ 88,506
Percent
The Netherlands' statutory income tax rate	25.80%	25.80%	25.80%
State and local income taxes, net of national income tax effect	0.00%
Taxation of foreign operations, net		(13.50%)	(7.60%)
Worthless stock deduction		(2.80%)	(1.00%)
Other		1.40%	0.60%
Changes in tax laws and rates		(0.20%)	0.20%
Effect of cross-border tax laws	0.00%
Tax credits	(0.00%)
Change in valuation allowance/valuation allowance	(0.70%)	(0.80%)	(1.80%)
Nontaxable or nondeductible items		1.20%	1.30%
Withholding tax	0.70%
Change in unrecognized tax benefits/unrecognized tax benefits	4.40%	15.90%	3.10%
Share-based compensation		2.80%	(0.30%)
Prior year taxes		1.20%	0.30%
Effective tax rate	13.30%	31.00%	20.60%
Foreign Tax Jurisdiction
Amount
Statutory tax rate difference		$ 11,500
United States
Amount
Statutory tax rate difference	$ (11,146)
Worthless stock deduction	(29,003)
Nontaxable or nondeductible items	(1,916)
Other	$ (730)
Percent
Taxation of foreign operations, net	(2.30%)
Worthless stock deduction	(5.90%)
Nontaxable or nondeductible items	(0.40%)
Other	(0.10%)
Germany
Amount
Statutory tax rate difference	$ (1,150)
Nontaxable or nondeductible items	1,527
Other	(1,115)
Trade tax benefit	(12,760)
Changes in tax laws and rates	$ (4,339)
Percent
Taxation of foreign operations, net	(0.20%)
Nontaxable or nondeductible items	0.30%
Other	(0.20%)
Trade tax benefit	(2.60%)
Changes in tax laws and rates	(0.90%)
POLAND
Amount
Statutory tax rate difference	$ (4,118)
Nontaxable or nondeductible items	(11,441)
Other	(416)
Pillar Two	$ 7,744
Percent
Taxation of foreign operations, net	(0.80%)
Nontaxable or nondeductible items	(2.30%)
Other	(0.10%)
Pillar Two	1.60%
UNITED ARAB EMIRATES
Amount
Statutory tax rate difference	$ (15,752)
Percent
Taxation of foreign operations, net	(3.20%)
Other jurisdictions
Amount
Statutory tax rate difference	$ 618
Percent
Taxation of foreign operations, net	0.10%
Netherlands
Amount
Other	$ (652)
Changes in tax laws and rates	0
Nontaxable or nondeductible items	$ 1,668
Percent
Other	(0.10%)
Changes in tax laws and rates	0.00%
Nontaxable or nondeductible items	0.30%